THE UNION CENTRAL LIFE INSURANCE COMPANY
                                ("Union Central")
                              CARILLON LIFE ACCOUNT
                              ("Separate Account")

                                  Supplement to
                              Excel Accumulator VUL
                          Prospectus Dated May 1, 2007

                        Supplement Dated October 25, 2007

       Please retain this Supplement with the current prospectus for your variable Policy issued by The Union Central Life Insurance Company.

             If you do not have a current prospectus, please contact
                        Union Central at 1-800-825-1551.

APPENDIX B of your prospectus is deleted and replaced with the information in this Supplement. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended.

                           APPENDIX B - ILLUSTRATIONS

We prepared the following tables to illustrate hypothetically how certain values under a policy may change with investment performance over an extended period of time. The tables illustrate how account values, cash surrender values and death benefits under a policy covering an insured of a given age on the issue date, would vary over time if planned periodic premiums were paid annually and the return on the assets in each of the portfolios were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. These illustrations assume that net premiums are allocated equally among the subaccounts available under the policy, and that no amounts are allocated to the guaranteed account.

The illustrations reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross after-tax return of the selected portfolios. The tables assume an average annual expense ratio of 0.833% of the average daily net assets of the portfolios available under the policies. This average annual expense ratio is based on a simple arithmetic average of the expense ratios of each of the portfolios for the last fiscal year; the expense ratios are determined after deducting contractual waivers and reimbursements in effect through April 30, 2008. For information on the portfolios' expenses, see the prospectuses for the portfolios.

In addition, the illustrations reflect the daily charge to the separate account for assuming mortality and expense risks, which is equal on an annual basis to 0.75% during the first ten policy years, and 0.25% thereafter. After deduction of gross portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.57%, 4.34%, and 10.24%, respectively, during the first ten policy years, and -1.08%, 4.86%, and 10.79%, respectively, thereafter.

The illustrations also reflect the deduction of the applicable premium expense charge, and the monthly deduction, including the monthly cost of insurance charge for the hypothetical insured. Union Central's current cost of insurance charges, and the higher guaranteed maximum cost of insurance charges that Union Central has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the separate account and assume no policy debt or charges for supplemental and/or rider benefits.

The illustrations are based on Union Central's sex distinct standard non-tobacco rates. By contacting us or your agent, and free of charge, owner(s) will be furnished with a comparable illustration based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                         EXCEL ACCUMULATOR                $ 300,000 BASE
       STANDARD NONTOBACCO                  $3,500 ANNUAL PREMIUM USING            DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                       CURRENT CHARGES                   CASH VALUE ACCUMULATION TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
   END OF    --------------------------------------------------------------------------------------------------
    YEAR     12% Gross  6% Gross    0% Gross   12% Gross  6% Gross   0% Gross   12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1          300,000    300,000     300,000      3,104      2,924      2,743      1,214      1,033        852
---------------------------------------------------------------------------------------------------------------
   2          300,000    300,000     300,000      6,499      5,947      5,417      4,609      4,056      3,526
---------------------------------------------------------------------------------------------------------------
   3          300,000    300,000     300,000     10,214      9,073      8,019      8,323      7,182      6,129
---------------------------------------------------------------------------------------------------------------
   4          300,000    300,000     300,000     14,275     12,300     10,547     12,384     10,409      8,656
---------------------------------------------------------------------------------------------------------------
   5          300,000    300,000     300,000     18,722     15,636     13,003     16,831     13,745     11,112
---------------------------------------------------------------------------------------------------------------
   6          300,000    300,000     300,000     23,580     19,070     15,372     21,879     17,368     13,671
---------------------------------------------------------------------------------------------------------------
   7          300,000    300,000     300,000     28,917     22,629     17,678     27,404     21,117     16,166
---------------------------------------------------------------------------------------------------------------
   8          300,000    300,000     300,000     34,782     26,321     19,923     33,459     24,997     18,599
---------------------------------------------------------------------------------------------------------------
   9          300,000    300,000     300,000     41,240     30,156     22,112     40,105     29,021     20,977
---------------------------------------------------------------------------------------------------------------
   10         300,000    300,000     300,000     48,343     34,133     24,236     47,398     33,187     23,291
---------------------------------------------------------------------------------------------------------------
   15         300,000    300,000     300,000     98,075     57,235     34,241     98,075     57,235     34,241
---------------------------------------------------------------------------------------------------------------
   20         410,276    300,000     300,000    182,771     87,966     44,762    182,771     87,966     44,762
---------------------------------------------------------------------------------------------------------------
   25         621,823    300,000     300,000    320,024    125,526     52,647    320,024    125,526     52,647
---------------------------------------------------------------------------------------------------------------
   30         919,886    300,000     300,000    540,481    171,680     56,624    540,481    171,680     56,624
---------------------------------------------------------------------------------------------------------------
   35       1,350,319    345,741     300,000    892,164    228,433     54,684    892,164    228,433     54,684
---------------------------------------------------------------------------------------------------------------
   40       1,984,665    405,418     300,000  1,450,029    296,205     43,214  1,450,029    296,205     43,214
---------------------------------------------------------------------------------------------------------------
   45       2,941,455    475,325     300,000  2,329,767    376,479     14,738  2,329,767    376,479     14,738
---------------------------------------------------------------------------------------------------------------
   50       4,393,167    557,729           0  3,712,292    471,289          0  3,712,292    471,289          0
---------------------------------------------------------------------------------------------------------------
   55       6,633,461    657,873           0  5,880,123    583,161          0  5,880,123    583,161          0
---------------------------------------------------------------------------------------------------------------
   60      10,026,931    773,185           0  9,329,895    719,436          0  9,329,895    719,436          0
---------------------------------------------------------------------------------------------------------------
   65      15,246,144    907,039           0 15,246,144    907,039          0 15,246,144    907,039          0
---------------------------------------------------------------------------------------------------------------
   75      25,452,641  1,149,842           0 25,452,641  1,149,842          0 25,452,641  1,149,842          0
---------------------------------------------------------------------------------------------------------------
  Age      38,352,275  1,390,106           0 38,352,275  1,390,106          0 38,352,275  1,390,106          0
  110
---------------------------------------------------------------------------------------------------------------

Notes concerning this illustration:
(1)  Assumes that no policy loans have been made.
(2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.57%, 4.34%, and 10.24%, respectively, during the first ten policy years, and -1.08%, 4.86%, and 10.79% thereafter.
The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-2

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                      EXCEL ACCUMULATOR              $ 300,000 BASE
       STANDARD NONTOBACCO                $3,500 ANNUAL PREMIUM USING         DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                    GUARANTEED CHARGES              CASH VALUE ACCUMULATION TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR    12% Gross  6% Gross    0% Gross   12% Gross  6% Gross   0% Gross   12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1          300,000    300,000     300,000      2,738      2,570      2,403        847        679        512
---------------------------------------------------------------------------------------------------------------
   2          300,000    300,000     300,000      5,917      5,408      4,919      4,026      3,517      3,028
---------------------------------------------------------------------------------------------------------------
   3          300,000    300,000     300,000      9,392      8,338      7,365      7,501      6,447      5,475
---------------------------------------------------------------------------------------------------------------
   4          300,000    300,000     300,000     13,188     11,360      9,738     11,297      9,470      7,847
---------------------------------------------------------------------------------------------------------------
   5          300,000    300,000     300,000     17,337     14,477     12,036     15,446     12,586     10,145
---------------------------------------------------------------------------------------------------------------
   6          300,000    300,000     300,000     21,868     17,683     14,251     20,166     15,982     12,550
---------------------------------------------------------------------------------------------------------------
   7          300,000    300,000     300,000     26,824     20,986     16,387     25,311     19,473     14,874
---------------------------------------------------------------------------------------------------------------
   8          300,000    300,000     300,000     32,242     24,381     18,436     30,918     23,058     17,113
---------------------------------------------------------------------------------------------------------------
   9          300,000    300,000     300,000     38,173     27,876     20,401     37,039     26,741     19,266
---------------------------------------------------------------------------------------------------------------
   10         300,000    300,000     300,000     44,664     31,464     22,272     43,719     30,519     21,327
---------------------------------------------------------------------------------------------------------------
   15         300,000    300,000     300,000     90,394     52,450     31,122     90,394     52,450     31,122
---------------------------------------------------------------------------------------------------------------
   20         370,717    300,000     300,000    165,149     76,601     36,705    165,149     76,601     36,705
---------------------------------------------------------------------------------------------------------------
   25         548,524    300,000     300,000    282,300    103,445     36,949    282,300    103,445     36,949
---------------------------------------------------------------------------------------------------------------
   30         785,391    300,000     300,000    461,459    132,237     28,090    461,459    132,237     28,090
---------------------------------------------------------------------------------------------------------------
   35       1,104,124    300,000     300,000    729,502    161,752      2,218    729,502    161,752      2,218
---------------------------------------------------------------------------------------------------------------
   40       1,533,697    300,000           0  1,120,545    190,383          0  1,120,545    190,383          0
---------------------------------------------------------------------------------------------------------------
   45       2,118,080    300,000           0  1,677,617    217,063          0  1,677,617    217,063          0
---------------------------------------------------------------------------------------------------------------
   50       2,912,628    300,000           0  2,461,215    244,207          0  2,461,215    244,207          0
---------------------------------------------------------------------------------------------------------------
   55       4,003,578    316,175           0  3,548,906    280,268          0  3,548,906    280,268          0
---------------------------------------------------------------------------------------------------------------
   60       5,510,029    347,418           0  5,126,992    323,266          0  5,126,992    323,266          0
---------------------------------------------------------------------------------------------------------------
   65       7,724,850    383,332           0  7,724,850    383,332          0  7,724,850    383,332          0
---------------------------------------------------------------------------------------------------------------
   75      12,896,234    485,945           0 12,896,234    485,945          0 12,896,234    485,945          0
---------------------------------------------------------------------------------------------------------------
  Age      19,432,164    587,485           0 19,432,164    587,485          0 19,432,164    587,485          0
  110
---------------------------------------------------------------------------------------------------------------

   Notes concerning this illustration:
(1)  Assumes that no policy loans have been made.
(2) Guaranteed values reflect applicable Premium Expense Charges and guaranteed cost of insurance, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.57%, 4.34%, and 10.24%, respectively, during the first ten policy years, and -1.08%, 4.86%, and 10.79% thereafter.
The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                      B-3

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                      EXCEL ACCUMULATOR              $ 300,000 BASE
       STANDARD NONTOBACCO            $3,500 ANNUAL PREMIUM USING CURRENT     DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                          CHARGES                   CASH VALUE ACCUMULATION TEST
---------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                      ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
               Assuming Hypothetical Gross        Assuming Hypothetical Gross     Assuming Hypothetical Gross
               Annual Investment Return of        Annual Investment Return of     Annual Investment Return of
   END OF -----------------------------------------------------------------------------------------------------
   YEAR       12% Gross    6% Gross   0% Gross   12% Gross    6% Gross  0% Gross   12% Gross  6% Gross 0% Gross
---------------------------------------------------------------------------------------------------------------
   1             303,098    302,918   302,738         3,098     2,918      2,738      1,208     1,027      847
---------------------------------------------------------------------------------------------------------------
   2             306,481    305,930   305,401         6,481     5,930      5,401      4,590     4,039    3,510
---------------------------------------------------------------------------------------------------------------
   3             310,172    309,037   307,988        10,172     9,037      7,988      8,281     7,146    6,097
---------------------------------------------------------------------------------------------------------------
   4             314,199    312,236   310,494        14,199    12,236     10,494     12,308    10,345    8,603
---------------------------------------------------------------------------------------------------------------
   5             318,596    315,534   312,920        18,596    15,534     12,920     16,705    13,643   11,030
---------------------------------------------------------------------------------------------------------------
   6             323,384    318,917   315,254        23,384    18,917     15,254     21,683    17,215   13,552
---------------------------------------------------------------------------------------------------------------
   7             328,627    322,412   317,516        28,627    22,412     17,516     27,114    20,899   16,004
---------------------------------------------------------------------------------------------------------------
   8             334,371    326,024   319,710        34,371    26,024     19,710     33,047    24,700   18,386
---------------------------------------------------------------------------------------------------------------
   9             340,673    329,763   321,841        40,673    29,763     21,841     39,539    28,629   20,706
---------------------------------------------------------------------------------------------------------------
   10            347,580    333,625   323,900        47,580    33,625     23,900     46,634    32,679   22,954
---------------------------------------------------------------------------------------------------------------
   15            395,138    355,645   333,376        95,138    55,645     33,376     95,138    55,645   33,376
---------------------------------------------------------------------------------------------------------------
   20            475,936    384,743   343,350       175,936    84,743     43,350    175,936    84,743   43,350
---------------------------------------------------------------------------------------------------------------
   25            607,323    418,574   350,134       307,323   118,574     50,134    307,323   118,574   50,134
---------------------------------------------------------------------------------------------------------------
   30            884,657    456,317   352,081       519,782   156,317     52,081    519,782   156,317   52,081
---------------------------------------------------------------------------------------------------------------
   35          1,299,890    495,987   346,800       858,846   195,987     46,800    858,846   195,987   46,800
---------------------------------------------------------------------------------------------------------------
   40          1,911,675    533,493   330,667     1,396,701   233,493     30,667  1,396,701   233,493   30,667
---------------------------------------------------------------------------------------------------------------
   45          2,834,298    560,952         0     2,244,894   260,952          0  2,244,894   260,952        0
---------------------------------------------------------------------------------------------------------------
   50          4,234,070    565,034         0     3,577,853   265,034          0  3,577,853   265,034        0
---------------------------------------------------------------------------------------------------------------
   55          6,394,127    524,434         0     5,667,970   224,434          0  5,667,970   224,434        0
---------------------------------------------------------------------------------------------------------------
   60          9,666,013    411,664         0     8,994,066   111,664          0  8,994,066   111,664        0
---------------------------------------------------------------------------------------------------------------
   65          9,666,013          0         0    14,687,870         0          0 14,687,870         0        0
---------------------------------------------------------------------------------------------------------------
   70         24,520,632          0         0    24,520,632         0          0 24,520,632         0        0
---------------------------------------------------------------------------------------------------------------
  Age         36,947,915          0         0    36,947,915         0          0 36,947,915         0        0
  110
---------------------------------------------------------------------------------------------------------------

 Notes concerning this illustration:
(1)  Assumes that no policy loans have been made.
(2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.57%, 4.34%, and 10.24%, respectively, during the first ten policy years, and -1.08%, 4.86%, and 10.79% thereafter.
The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-4

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                      EXCEL ACCUMULATOR              $ 300,000 BASE
       STANDARD NONTOBACCO                $3,500 ANNUAL PREMIUM USING         DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                    GUARANTEED CHARGES              CASH VALUE ACCUMULATION TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
   END OF -----------------------------------------------------------------------------------------------------
   YEAR    12% Gross  6% Gross    0% Gross   12% Gross  6% Gross   0% Gross   12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1          302,732    302,565     302,398      2,732      2,565      2,398        841        674        507
---------------------------------------------------------------------------------------------------------------
   2          305,899    305,391     304,904      5,899      5,391      4,904      4,008      3,501      3,013
---------------------------------------------------------------------------------------------------------------
   3          309,353    308,304     307,335      9,353      8,304      7,335      7,462      6,413      5,445
---------------------------------------------------------------------------------------------------------------
   4          313,116    311,299     309,687     13,116     11,299      9,687     11,225      9,409      7,796
---------------------------------------------------------------------------------------------------------------
   5          317,216    314,379     311,957     17,216     14,379     11,957     15,326     12,488     10,066
---------------------------------------------------------------------------------------------------------------
   6          321,680    317,537     314,137     21,680     17,537     14,137     19,978     15,835     12,436
---------------------------------------------------------------------------------------------------------------
   7          326,544    320,776     316,230     26,544     20,776     16,230     25,032     19,263     14,718
---------------------------------------------------------------------------------------------------------------
   8          331,840    324,091     318,228     31,840     24,091     18,228     30,517     22,768     16,904
---------------------------------------------------------------------------------------------------------------
   9          337,612    327,486     320,132     37,612     27,486     20,132     36,478     26,352     18,997
---------------------------------------------------------------------------------------------------------------
   10         343,896    330,951     321,931     43,896     30,951     21,931     42,950     30,006     20,986
---------------------------------------------------------------------------------------------------------------
   15         387,296    350,768     330,204     87,296     50,768     30,204     87,296     50,768     30,204
---------------------------------------------------------------------------------------------------------------
   29         455,361    372,048     334,685    155,361     72,048     34,685    155,361     72,048     34,685
---------------------------------------------------------------------------------------------------------------
   25         561,214    392,236     333,020    261,214     92,236     33,020    261,214     92,236     33,020
---------------------------------------------------------------------------------------------------------------
   30         724,802    406,324     321,396    424,802    106,324     21,396    424,802    106,324     21,396
---------------------------------------------------------------------------------------------------------------
   35       1,018,488    404,605           0    672,921    104,605          0    672,921    104,605          0
---------------------------------------------------------------------------------------------------------------
   40       1,416,946    368,815           0  1,035,244     68,815          0  1,035,244     68,815          0
---------------------------------------------------------------------------------------------------------------
   45       1,958,814          0           0  1,551,471          0          0  1,551,471          0          0
---------------------------------------------------------------------------------------------------------------
   50       2,695,422          0           0  2,277,672          0          0  2,277,672          0          0
---------------------------------------------------------------------------------------------------------------
   55       3,706,708          0           0  3,285,751          0          0  3,285,751          0          0
---------------------------------------------------------------------------------------------------------------
   60       5,103,064          0           0  4,748,317          0          0  4,748,317          0          0
---------------------------------------------------------------------------------------------------------------
   65       6,758,524          0           0  6,758,524          0          0  6,758,524          0          0
---------------------------------------------------------------------------------------------------------------
   70      11,283,004          0           0 11,283,004          0          0 11,283,004          0          0
---------------------------------------------------------------------------------------------------------------
  Age      17,001,334          0           0 17,001,334          0          0 17,001,334          0          0
  110
---------------------------------------------------------------------------------------------------------------

   Notes concerning this illustration:
     (1)  Assumes that no policy loans have been made.
     (2) Guaranteed values reflect applicable Premium Expense Charges and guaranteed cost of insurance, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.57%, 4.34%, and 10.24%, respectively, during the first ten policy years, and -1.08%, 4.86%, and 10.79% thereafter.
     The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years.
     No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-5

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                      EXCEL ACCUMULATOR               $ 300,000 BASE
       STANDARD NONTOBACCO            $3,500 ANNUAL PREMIUM USING CURRENT      DEATH BENEFIT OPTION C
       VARIABLE INVESTMENT                          CHARGES                    CASH VALUE ACCUMULATION TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR    12% Gross  6% Gross    0% Gross   12% Gross  6% Gross   0% Gross   12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1          303,500    303,500     303,500      3,098      2,917      2,737      1,207      1,027        846
---------------------------------------------------------------------------------------------------------------
   2          307,000    307,000     307,000      6,479      5,928      5,398      4,588      4,037      3,507
---------------------------------------------------------------------------------------------------------------
   3          310,500    310,500     310,500     10,170      9,032      7,981      8,279      7,141      6,090
---------------------------------------------------------------------------------------------------------------
   4          314,000    314,000     314,000     14,196     12,227     10,480     12,305     10,337      8,590
---------------------------------------------------------------------------------------------------------------
   5          317,500    317,500     317,500     18,593     15,520     12,899     16,703     13,629     11,008
---------------------------------------------------------------------------------------------------------------
   6          321,000    321,000     321,000     23,385     18,898     15,220     21,684     17,196     13,518
---------------------------------------------------------------------------------------------------------------
   7          324,500    324,500     324,500     28,636     22,386     17,467     27,124     20,873     15,954
---------------------------------------------------------------------------------------------------------------
   8          328,000    328,000     328,000     34,395     25,991     19,641     33,072     24,668     18,318
---------------------------------------------------------------------------------------------------------------
   9          331,500    331,500     331,500     40,721     29,723     21,749     39,587     28,589     20,614
---------------------------------------------------------------------------------------------------------------
   10         335,000    335,000     335,000     47,665     33,578     23,779     46,720     32,633     22,834
---------------------------------------------------------------------------------------------------------------
   15         352,500    352,500     352,500     95,862     55,593     32,993     95,862     55,593     32,993
---------------------------------------------------------------------------------------------------------------
   20         400,553    370,000     370,000    178,440     84,818     42,654    178,440     84,818     42,654
---------------------------------------------------------------------------------------------------------------
   25         608,115    387,500     387,500    312,969    119,276     48,711    312,969    119,276     48,711
---------------------------------------------------------------------------------------------------------------
   30         900,442    405,000     405,000    529,057    159,067     48,928    529,057    159,067     48,928
---------------------------------------------------------------------------------------------------------------
   35       1,322,486    422,500     422,500    873,775    204,274     39,520    873,775    204,274     39,520
---------------------------------------------------------------------------------------------------------------
   40       1,944,380    440,000     440,000  1,420,596    255,155     13,438  1,420,596    255,155     13,438
---------------------------------------------------------------------------------------------------------------
   45       2,882,312    457,500           0  2,282,924    312,802          0  2,282,924    312,802          0
---------------------------------------------------------------------------------------------------------------
   50       4,305,358    475,000           0  3,638,092    381,820          0  3,638,092    381,820          0
---------------------------------------------------------------------------------------------------------------
   55       6,501,368    534,188           0  5,763,031    473,522          0  5,763,031    473,522          0
---------------------------------------------------------------------------------------------------------------
   60       9,827,733    631,553           0  9,144,544    587,650          0  9,144,544    587,650          0
---------------------------------------------------------------------------------------------------------------
   65      14,943,632    743,713           0 14,943,632    743,713          0 14,943,632    743,713          0
---------------------------------------------------------------------------------------------------------------
   70      24,947,614    942,795           0 24,947,614    942,795          0 24,947,614    942,795          0
---------------------------------------------------------------------------------------------------------------
  Age      37,591,295  1,139,795           0 37,591,295  1,139,795          0 37,591,295  1,139,795          0
  110
---------------------------------------------------------------------------------------------------------------

   Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.
     (2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.57%, 4.34%, and 10.24%, respectively, during the first ten policy years, and -1.08%, 4.86%, and 10.79% thereafter.
   The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                      B-6

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                      EXCEL ACCUMULATOR              $ 300,000 BASE
       STANDARD NONTOBACCO                $3,500 ANNUAL PREMIUM USING         DEATH BENEFIT OPTION C
       VARIABLE INVESTMENT                    GUARANTEED CHARGES              CASH VALUE ACCUMULATION TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR    12% Gross  6% Gross    0% Gross   12% Gross  6% Gross   0% Gross   12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1          303,500    303,500     303,500      2,731      2,564      2,397        840        673        506
---------------------------------------------------------------------------------------------------------------
   2          307,000    307,000     307,000      5,896      5,388      4,900      4,005      3,497      3,009
---------------------------------------------------------------------------------------------------------------
   3          310,500    310,500     310,500      9,347      8,296      7,326      7,456      6,405      5,435
---------------------------------------------------------------------------------------------------------------
   4          314,000    314,000     314,000     13,106     11,285      9,669     11,215      9,395      7,778
---------------------------------------------------------------------------------------------------------------
   5          317,500    317,500     317,500     17,204     14,357     11,928     15,313     12,466     10,037
---------------------------------------------------------------------------------------------------------------
   6          321,000    321,000     321,000     21,667     17,505     14,094     19,965     15,804     12,392
---------------------------------------------------------------------------------------------------------------
   7          324,500    324,500     324,500     26,533     20,733     16,167     25,020     19,221     14,654
---------------------------------------------------------------------------------------------------------------
   8          328,000    328,000     328,000     31,836     24,035     18,140     30,512     22,711     16,816
---------------------------------------------------------------------------------------------------------------
   9          331,500    331,500     331,500     37,622     27,414     20,012     36,488     26,280     18,878
---------------------------------------------------------------------------------------------------------------
   10         335,000    335,000     335,000     43,932     30,862     21,773     42,987     29,916     20,828
---------------------------------------------------------------------------------------------------------------
   15         352,500    352,500     352,500     87,898     50,576     29,681     87,898     50,576     29,681
---------------------------------------------------------------------------------------------------------------
   20         370,000    370,000     370,000    158,816     71,799     33,240    158,816     71,799     33,240
---------------------------------------------------------------------------------------------------------------
   25         528,898    387,500     387,500    272,200     92,118     29,202    272,200     92,118     29,202
---------------------------------------------------------------------------------------------------------------
   30         758,583    405,000     405,000    445,707    106,543     11,332    445,707    106,543     11,332
---------------------------------------------------------------------------------------------------------------
   35       1,067,521    422,500           0    705,318    103,767          0    705,318    103,767          0
---------------------------------------------------------------------------------------------------------------
   40       1,483,794    440,000           0  1,084,085     54,811          0  1,084,085     54,811          0
---------------------------------------------------------------------------------------------------------------
   45       2,050,005          0           0  1,623,698          0          0  1,623,698          0          0
---------------------------------------------------------------------------------------------------------------
   50       2,819,788          0           0  2,382,763          0          0  2,382,763          0          0
---------------------------------------------------------------------------------------------------------------
   55       3,876,686          0           0  3,436,425          0          0  3,436,425          0          0
---------------------------------------------------------------------------------------------------------------
   60       5,336,079          0           0  4,965,134          0          0  4,965,134          0          0
---------------------------------------------------------------------------------------------------------------
   65       7,481,529          0           0  7,481,529          0          0  7,481,529          0          0
---------------------------------------------------------------------------------------------------------------
   70      12,490,022          0           0 12,490,022          0          0 12,490,022          0          0
---------------------------------------------------------------------------------------------------------------
  Age      18,820,080          0           0 18,820,080          0          0 18,820,080          0          0
  110
---------------------------------------------------------------------------------------------------------------

   Notes concerning this illustration:
     (1)  Assumes that no policy loans have been made.
     (2) Guaranteed values reflect applicable Premium Expense Charges and guaranteed cost of insurance, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.57%, 4.34%, and 10.24%, respectively, during the first ten policy years, and -1.08%, 4.86%, and 10.79% thereafter.
   The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                      B-7

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                      EXCEL ACCUMULATOR               $ 300,000 BASE
       STANDARD NONTOBACCO            $3,500 ANNUAL PREMIUM USING CURRENT      DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                          CHARGES                    GUIDELINE PREMIUM TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR    12% Gross  6% Gross    0% Gross   12% Gross  6% Gross   0% Gross   12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1          300,000    300,000     300,000      3,104      2,924      2,743      1,214      1,033        852
---------------------------------------------------------------------------------------------------------------
   2          300,000    300,000     300,000      6,499      5,947      5,417      4,609      4,056      3,526
---------------------------------------------------------------------------------------------------------------
   3          300,000    300,000     300,000     10,214      9,073      8,019      8,323      7,182      6,129
---------------------------------------------------------------------------------------------------------------
   4          300,000    300,000     300,000     14,275     12,300     10,547     12,384     10,409      8,656
---------------------------------------------------------------------------------------------------------------
   5          300,000    300,000     300,000     18,722     15,636     13,003     16,831     13,745     11,112
---------------------------------------------------------------------------------------------------------------
   6          300,000    300,000     300,000     23,580     19,070     15,372     21,879     17,368     13,671
---------------------------------------------------------------------------------------------------------------
   7          300,000    300,000     300,000     28,917     22,629     17,678     27,404     21,117     16,166
---------------------------------------------------------------------------------------------------------------
   8          300,000    300,000     300,000     34,782     26,321     19,923     33,459     24,997     18,599
---------------------------------------------------------------------------------------------------------------
   9          300,000    300,000     300,000     41,240     30,156     22,112     40,105     29,021     20,977
---------------------------------------------------------------------------------------------------------------
   10         300,000    300,000     300,000     48,343     34,133     24,236     47,398     33,187     23,291
---------------------------------------------------------------------------------------------------------------
   15         300,000    300,000     300,000     98,075     57,235     34,241     98,075     57,235     34,241
---------------------------------------------------------------------------------------------------------------
   20         300,000    300,000     300,000    183,412     87,966     44,762    183,412     87,966     44,762
---------------------------------------------------------------------------------------------------------------
   25         423,819    300,000     300,000    326,014    125,526     52,647    326,014    125,526     52,647
---------------------------------------------------------------------------------------------------------------
   30         674,277    300,000     300,000    561,898    171,680     56,624    561,898    171,680     56,624
---------------------------------------------------------------------------------------------------------------
   35       1,093,437    300,000     300,000    950,815    229,794     54,684    950,815    229,794     54,684
---------------------------------------------------------------------------------------------------------------
   40       1,676,301    321,819     300,000  1,596,478    306,494     43,214  1,596,478    306,494     43,214
---------------------------------------------------------------------------------------------------------------
   45       2,800,832    424,777     300,000  2,667,459    404,549     14,738  2,667,459    404,549     14,738
---------------------------------------------------------------------------------------------------------------
   50       4,643,640    551,924           0  4,422,514    525,642          0  4,422,514    525,642          0
---------------------------------------------------------------------------------------------------------------
   55       7,633,828    706,636           0  7,270,312    672,987          0  7,270,312    672,987          0
---------------------------------------------------------------------------------------------------------------
   60      12,044,924    864,044           0 12,044,924    864,044          0 12,044,924    864,044          0
---------------------------------------------------------------------------------------------------------------
   65      20,127,409  1,110,950           0 20,127,409  1,110,950          0 20,127,409  1,110,950          0
---------------------------------------------------------------------------------------------------------------
   70      33,601,658  1,408,337           0 33,601,658  1,408,337          0 33,601,658  1,408,337          0
---------------------------------------------------------------------------------------------------------------
  Age      50,631,288  1,702,614           0 50,631,288  1,702,614          0 50,631,288  1,702,614          0
  110
---------------------------------------------------------------------------------------------------------------

   Notes concerning this illustration:
     (1)  Assumes that no policy loans have been made.
     (2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.57%, 4.33%, and 10.24%, respectively, during the first ten policy years, and -1.08%, 4.86%, and 10.79%, respectively, thereafter.
     The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years.
     No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-8

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                       EXCEL ACCUMULATOR                $ 300,000 BASE
       STANDARD NONTOBACCO            $3,500 ANNUAL PREMIUM USING GUARANTEED     DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                           CHARGES                     GUIDELINE PREMIUM TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR    12% Gross  6% Gross    0% Gross   12% Gross  6% Gross   0% Gross   12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1          300,000    300,000     300,000      2,738      2,570      2,403        847        679        512
---------------------------------------------------------------------------------------------------------------
   2          300,000    300,000     300,000      5,917      5,408      4,919      4,026      3,517      3,028
---------------------------------------------------------------------------------------------------------------
   3          300,000    300,000     300,000      9,392      8,338      7,365      7,501      6,447      5,475
---------------------------------------------------------------------------------------------------------------
   4          300,000    300,000     300,000     13,188     11,360      9,738     11,297      9,470      7,847
---------------------------------------------------------------------------------------------------------------
   5          300,000    300,000     300,000     17,337     14,477     12,036     15,446     12,586     10,145
---------------------------------------------------------------------------------------------------------------
   6          300,000    300,000     300,000     21,868     17,683     14,251     20,166     15,982     12,550
---------------------------------------------------------------------------------------------------------------
   7          300,000    300,000     300,000     26,824     20,986     16,387     25,311     19,473     14,874
---------------------------------------------------------------------------------------------------------------
   8          300,000    300,000     300,000     32,242     24,381     18,436     30,918     23,058     17,113
---------------------------------------------------------------------------------------------------------------
   9          300,000    300,000     300,000     38,173     27,876     20,401     37,039     26,741     19,266
---------------------------------------------------------------------------------------------------------------
   10         300,000    300,000     300,000     44,664     31,464     22,272     43,719     30,519     21,327
---------------------------------------------------------------------------------------------------------------
   15         300,000    300,000     300,000     90,394     52,450     31,122     90,394     52,450     31,122
---------------------------------------------------------------------------------------------------------------
   20         300,000    300,000     300,000    165,804     76,601     36,705    165,804     76,601     36,705
---------------------------------------------------------------------------------------------------------------
   25         380,268    300,000     300,000    292,514    103,445     36,949    292,514    103,445     36,949
---------------------------------------------------------------------------------------------------------------
   30         600,477    300,000     300,000    500,398    132,237     28,090    500,398    132,237     28,090
---------------------------------------------------------------------------------------------------------------
   35         962,953    300,000     300,000    837,350    161,752      2,218    837,350    161,752      2,218
---------------------------------------------------------------------------------------------------------------
   40       1,461,095    300,000           0  1,391,519    190,383          0  1,391,519    190,383          0
---------------------------------------------------------------------------------------------------------------
   45       2,415,252    300,000           0  2,300,240    217,063          0  2,300,240    217,063          0
---------------------------------------------------------------------------------------------------------------
   50       3,929,966    300,000           0  3,742,825    244,207          0  3,742,825    244,207          0
---------------------------------------------------------------------------------------------------------------
   55       6,263,704    301,446           0  5,965,433    287,091          0  5,965,433    287,091          0
---------------------------------------------------------------------------------------------------------------
   60       9,725,884    373,049           0  9,725,884    373,049          0  9,725,884    373,049          0
---------------------------------------------------------------------------------------------------------------
   65      16,255,460    488,161           0 16,255,460    488,161          0 16,255,460    488,161          0
---------------------------------------------------------------------------------------------------------------
   70      27,137,642    618,835           0 27,137,642    618,835          0 27,137,642    618,835          0
---------------------------------------------------------------------------------------------------------------
  Age      40,891,250    748,143           0 40,891,250    748,143          0 40,891,250    748,143          0
  110
---------------------------------------------------------------------------------------------------------------

 Notes concerning this illustration:
     (1)  Assumes that no policy loans have been made.
     (2) Guaranteed values reflect applicable Premium Expense Charges and guaranteed cost of insurance, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.57%, 4.34%, and 10.24%, respectively, during the first ten policy years, and -1.08%, 4.86%, and 10.79% thereafter.
   The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-9

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                      EXCEL ACCUMULATOR              $ 300,000 BASE
       STANDARD NONTOBACCO            $3,500 ANNUAL PREMIUM USING CURRENT     DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                          CHARGES                   GUIDELINE PREMIUM TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF   -----------------------------------------------------------------------------------------------------
   YEAR    12% Gross  6% Gross    0% Gross   12% Gross  6% Gross   0% Gross   12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1          303,098    302,918     302,738      3,098      2,918      2,738      1,208      1,027        847
---------------------------------------------------------------------------------------------------------------
   2          306,481    305,930     305,401      6,481      5,930      5,401      4,590      4,039      3,510
---------------------------------------------------------------------------------------------------------------
   3          310,172    309,037     307,988     10,172      9,037      7,988      8,281      7,146      6,097
---------------------------------------------------------------------------------------------------------------
   4          314,199    312,236     310,494     14,199     12,236     10,494     12,308     10,345      8,603
---------------------------------------------------------------------------------------------------------------
   5          318,596    315,534     312,920     18,596     15,534     12,920     16,705     13,643     11,030
---------------------------------------------------------------------------------------------------------------
   6          323,384    318,917     315,254     23,384     18,917     15,254     21,683     17,215     13,552
---------------------------------------------------------------------------------------------------------------
   7          328,627    322,412     317,516     28,627     22,412     17,516     27,114     20,899     16,004
---------------------------------------------------------------------------------------------------------------
   8          334,371    326,024     319,710     34,371     26,024     19,710     33,047     24,700     18,386
---------------------------------------------------------------------------------------------------------------
   9          340,673    329,763     321,841     40,673     29,763     21,841     39,539     28,629     20,706
---------------------------------------------------------------------------------------------------------------
   10         347,580    333,625     323,900     47,580     33,625     23,900     46,634     32,679     22,954
---------------------------------------------------------------------------------------------------------------
   15         395,138    355,645     333,376     95,138     55,645     33,376     95,138     55,645     33,376
---------------------------------------------------------------------------------------------------------------
   20         475,936    384,743     343,350    175,936     84,743     43,350    175,936     84,743     43,350
---------------------------------------------------------------------------------------------------------------
   25         607,323    418,574     350,134    307,323    118,574     50,134    307,323    118,574     50,134
---------------------------------------------------------------------------------------------------------------
   30         820,788    456,317     352,081    520,788    156,317     52,081    520,788    156,317     52,081
---------------------------------------------------------------------------------------------------------------
   35       1,167,835    495,987     346,800    867,835    195,987     46,800    867,835    195,987     46,800
---------------------------------------------------------------------------------------------------------------
   40       1,732,707    533,493     330,667  1,432,707    233,493     30,667  1,432,707    233,493     30,667
---------------------------------------------------------------------------------------------------------------
   45       2,653,199    560,952           0  2,353,199    260,952          0  2,353,199    260,952          0
---------------------------------------------------------------------------------------------------------------
   50       4,155,955    565,034           0  3,855,955    265,034          0  3,855,955    265,034          0
---------------------------------------------------------------------------------------------------------------
   55       6,631,122    524,434           0  6,315,354    224,434          0  6,315,354    224,434          0
---------------------------------------------------------------------------------------------------------------
   60      10,659,278    411,664           0 10,359,278    111,664          0 10,359,278    111,664          0
---------------------------------------------------------------------------------------------------------------
   65      17,089,076          0           0 17,089,076          0          0 17,089,076          0          0
---------------------------------------------------------------------------------------------------------------
   70      28,529,320          0           0 28,529,320          0          0 28,529,320          0          0
---------------------------------------------------------------------------------------------------------------
  Age      42,988,242          0           0 42,988,242          0          0 42,988,242          0          0
  110
---------------------------------------------------------------------------------------------------------------

   Notes concerning this illustration:
     (1)  Assumes that no policy loans have been made.
     (2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.57%, 4.34%, and 10.24%, respectively, during the first ten policy years, and -1.08%, 4.86%, and 10.79% thereafter.
   The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-10

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                       EXCEL ACCUMULATOR                $ 300,000 BASE
       STANDARD NONTOBACCO            $3,500 ANNUAL PREMIUM USING GUARANTEED     DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                           CHARGES                     GUIDELINE PREMIUM TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
             Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR    12% Gross  6% Gross    0% Gross   12% Gross  6% Gross   0% Gross   12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1          302,732    302,565     302,398      2,732      2,565      2,398        841        674        507
---------------------------------------------------------------------------------------------------------------
   2          305,899    305,391     304,904      5,899      5,391      4,904      4,008      3,501      3,013
---------------------------------------------------------------------------------------------------------------
   3          309,353    308,304     307,335      9,353      8,304      7,335      7,462      6,413      5,445
---------------------------------------------------------------------------------------------------------------
   4          313,116    311,299     309,687     13,116     11,299      9,687     11,225      9,409      7,796
---------------------------------------------------------------------------------------------------------------
   5          317,216    314,379     311,957     17,216     14,379     11,957     15,326     12,488     10,066
---------------------------------------------------------------------------------------------------------------
   6          321,680    317,537     314,137     21,680     17,537     14,137     19,978     15,835     12,436
---------------------------------------------------------------------------------------------------------------
   7          326,544    320,776     316,230     26,544     20,776     16,230     25,032     19,263     14,718
---------------------------------------------------------------------------------------------------------------
   8          331,840    324,091     318,228     31,840     24,091     18,228     30,517     22,768     16,904
---------------------------------------------------------------------------------------------------------------
   9          337,612    327,486     320,132     37,612     27,486     20,132     36,478     26,352     18,997
---------------------------------------------------------------------------------------------------------------
   10         343,896    330,951     321,931     43,896     30,951     21,931     42,950     30,006     20,986
---------------------------------------------------------------------------------------------------------------
   15         387,296    350,768     330,204     87,296     50,768     30,204     87,296     50,768     30,204
---------------------------------------------------------------------------------------------------------------
   29         455,361    372,048     334,685    155,361     72,048     34,685    155,361     72,048     34,685
---------------------------------------------------------------------------------------------------------------
   25         561,214    392,236     333,020    261,214     92,236     33,020    261,214     92,236     33,020
---------------------------------------------------------------------------------------------------------------
   30         724,802    406,324     321,396    424,802    106,324     21,396    424,802    106,324     21,396
---------------------------------------------------------------------------------------------------------------
   35         975,547    404,605           0    675,547    104,605          0    675,547    104,605          0
---------------------------------------------------------------------------------------------------------------
   40       1,356,058    368,815           0  1,056,058     68,815          0  1,056,058     68,815          0
---------------------------------------------------------------------------------------------------------------
   45       1,929,089          0           0  1,629,089          0          0  1,629,089          0          0
---------------------------------------------------------------------------------------------------------------
   50       2,790,791          0           0  2,490,791          0          0  2,490,791          0          0
---------------------------------------------------------------------------------------------------------------
   55       4,084,241          0           0  3,784,241          0          0  3,784,241          0          0
---------------------------------------------------------------------------------------------------------------
   60       6,045,524          0           0  5,745,524          0          0  5,745,524          0          0
---------------------------------------------------------------------------------------------------------------
   65       8,439,267          0           0  8,439,267          0          0  8,439,267          0          0
---------------------------------------------------------------------------------------------------------------
   70      14,088,916          0           0 14,088,916          0          0 14,088,916          0          0
---------------------------------------------------------------------------------------------------------------
  Age      21,229,309          0           0 21,229,309          0          0 21,229,309          0          0
  110
---------------------------------------------------------------------------------------------------------------

 Notes concerning this illustration:
     (1)  Assumes that no policy loans have been made.
     (2) Guaranteed values reflect applicable Premium Expense Charges and guaranteed cost of insurance, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.57%, 4.34%, and 10.24%, respectively, during the first ten policy years, and -1.08%, 4.86%, and 10.79% thereafter.
     The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years.
     No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                      B-11

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                       EXCEL ACCUMULATOR                $ 300,000 BASE
       STANDARD NONTOBACCO             $3,500 ANNUAL PREMIUM USING CURRENT       DEATH BENEFIT OPTION C
       VARIABLE INVESTMENT                           CHARGES                     GUIDELINE PREMIUM TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR    12% Gross  6% Gross    0% Gross   12% Gross  6% Gross   0% Gross   12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1          303,500    303,500     303,500      3,098      2,917      2,737      1,207      1,027        846
---------------------------------------------------------------------------------------------------------------
   2          307,000    307,000     307,000      6,479      5,928      5,398      4,588      4,037      3,507
---------------------------------------------------------------------------------------------------------------
   3          310,500    310,500     310,500     10,170      9,032      7,981      8,279      7,141      6,090
---------------------------------------------------------------------------------------------------------------
   4          314,000    314,000     314,000     14,196     12,227     10,480     12,305     10,337      8,590
---------------------------------------------------------------------------------------------------------------
   5          317,500    317,500     317,500     18,593     15,520     12,899     16,703     13,629     11,008
---------------------------------------------------------------------------------------------------------------
   6          321,000    321,000     321,000     23,385     18,898     15,220     21,684     17,196     13,518
---------------------------------------------------------------------------------------------------------------
   7          324,500    324,500     324,500     28,636     22,386     17,467     27,124     20,873     15,954
---------------------------------------------------------------------------------------------------------------
   8          328,000    328,000     328,000     34,395     25,991     19,641     33,072     24,668     18,318
---------------------------------------------------------------------------------------------------------------
   9          331,500    331,500     331,500     40,721     29,723     21,749     39,587     28,589     20,614
---------------------------------------------------------------------------------------------------------------
   10         335,000    335,000     335,000     47,665     33,578     23,779     46,720     32,633     22,834
---------------------------------------------------------------------------------------------------------------
   15         352,500    352,500     352,500     95,862     55,593     32,993     95,862     55,593     32,993
---------------------------------------------------------------------------------------------------------------
   20         370,000    370,000     370,000    178,480     84,818     42,654    178,480     84,818     42,654
---------------------------------------------------------------------------------------------------------------
   25         411,361    387,500     387,500    316,432    119,276     48,711    316,432    119,276     48,711
---------------------------------------------------------------------------------------------------------------
   30         655,253    405,000     405,000    546,045    159,067     48,928    546,045    159,067     48,928
---------------------------------------------------------------------------------------------------------------
   35       1,063,319    422,500     422,500    924,625    204,274     39,520    924,625    204,274     39,520
---------------------------------------------------------------------------------------------------------------
   40       1,630,782    440,000     440,000  1,553,125    255,155     13,438  1,553,125    255,155     13,438
---------------------------------------------------------------------------------------------------------------
   45       2,725,419    457,500           0  2,595,637    312,802          0  2,595,637    312,802          0
---------------------------------------------------------------------------------------------------------------
   50       4,519,245    475,000           0  4,304,043    381,820          0  4,304,043    381,820          0
---------------------------------------------------------------------------------------------------------------
   55       7,429,963    502,514           0  7,076,155    478,585          0  7,076,155    478,585          0
---------------------------------------------------------------------------------------------------------------
   60      11,723,862    619,940           0 11,723,862    619,940          0 11,723,862    619,940          0
---------------------------------------------------------------------------------------------------------------
   65      19,591,412    801,501           0 19,591,412    801,501          0 19,591,412    801,501          0
---------------------------------------------------------------------------------------------------------------
   70      32,706,840  1,016,053           0 32,706,840  1,016,053          0 32,706,840  1,016,053          0
---------------------------------------------------------------------------------------------------------------
  Age      49,282,969  1,228,361           0 49,282,969  1,228,361          0 49,282,969  1,228,361          0
  110
---------------------------------------------------------------------------------------------------------------

   Notes concerning this illustration:
     (1)  Assumes that no policy loans have been made.
     (2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.57%, 4.33%, and 10.24%, respectively, during the first ten policy years, and -1.08%, 4.86%, and 10.79%, respectively, thereafter.

     The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years.
     No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-12

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                      EXCEL ACCUMULATOR              $ 300,000 BASE
       STANDARD NONTOBACCO                $3,500 ANNUAL PREMIUM USING         DEATH BENEFIT OPTION C
       VARIABLE INVESTMENT                    GUARANTEED CHARGES              GUIDELINE PREMIUM TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR    12% Gross  6% Gross    0% Gross   12% Gross  6% Gross   0% Gross   12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1          303,500    303,500     303,500      2,731      2,564      2,397        840        673        506
---------------------------------------------------------------------------------------------------------------
   2          307,000    307,000     307,000      5,896      5,388      4,900      4,005      3,497      3,009
---------------------------------------------------------------------------------------------------------------
   3          310,500    310,500     310,500      9,347      8,296      7,326      7,456      6,405      5,435
---------------------------------------------------------------------------------------------------------------
   4          314,000    314,000     314,000     13,106     11,285      9,669     11,215      9,395      7,778
---------------------------------------------------------------------------------------------------------------
   5          317,500    317,500     317,500     17,204     14,357     11,928     15,313     12,466     10,037
---------------------------------------------------------------------------------------------------------------
   6          321,000    321,000     321,000     21,667     17,505     14,094     19,965     15,804     12,392
---------------------------------------------------------------------------------------------------------------
   7          324,500    324,500     324,500     26,533     20,733     16,167     25,020     19,221     14,654
---------------------------------------------------------------------------------------------------------------
   8          328,000    328,000     328,000     31,836     24,035     18,140     30,512     22,711     16,816
---------------------------------------------------------------------------------------------------------------
   9          331,500    331,500     331,500     37,622     27,414     20,012     36,488     26,280     18,878
---------------------------------------------------------------------------------------------------------------
   19         335,000    335,000     335,000     43,932     30,862     21,773     42,987     29,916     20,828
---------------------------------------------------------------------------------------------------------------
   15         352,500    352,500     352,500     87,898     50,576     29,681     87,898     50,576     29,681
---------------------------------------------------------------------------------------------------------------
   20         370,000    370,000     370,000    158,816     71,799     33,240    158,816     71,799     33,240
---------------------------------------------------------------------------------------------------------------
   25         387,500    387,500     387,500    275,961     92,118     29,202    275,961     92,118     29,202
---------------------------------------------------------------------------------------------------------------
   39         567,521    405,000     405,000    472,934    106,543     11,332    472,934    106,543     11,332
---------------------------------------------------------------------------------------------------------------
   35         911,480    422,500           0    792,591    103,767          0    792,591    103,767          0
---------------------------------------------------------------------------------------------------------------
   40       1,384,225    440,000           0  1,318,310     54,811          0  1,318,310     54,811          0
---------------------------------------------------------------------------------------------------------------
   45       2,289,392          0           0  2,180,374          0          0  2,180,374          0          0
---------------------------------------------------------------------------------------------------------------
   50       3,726,362          0           0  3,548,916          0          0  3,548,916          0          0
---------------------------------------------------------------------------------------------------------------
   55       5,940,361          0           0  5,657,486          0          0  5,657,486          0          0
---------------------------------------------------------------------------------------------------------------
   60       9,224,947          0           0  9,224,947          0          0  9,224,947          0          0
---------------------------------------------------------------------------------------------------------------
   65      15,419,173          0           0 15,419,173          0          0 15,419,173          0          0
---------------------------------------------------------------------------------------------------------------
   70      25,741,505          0           0 25,741,505          0          0 25,741,505          0          0
---------------------------------------------------------------------------------------------------------------
  Age      38,787,537          0           0 38,787,537          0          0 38,787,537          0          0
  110
---------------------------------------------------------------------------------------------------------------

 Notes concerning this illustration:
     (1)  Assumes that no policy loans have been made.
     (2) Guaranteed values reflect applicable Premium Expense Charges and guaranteed cost of insurance, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.57%, 4.34%, and 10.24%, respectively, during the first ten policy years, and -1.08%, 4.86%, and 10.79% thereafter.
   The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-13